Business Combination - Schedule of Estimated Useful Lives and Fair Values of Identifiable Intangible Assets (Detail) - Alchemee Acquisition [Member] - Brand [Member] $ in Millions	Feb. 28, 2022 USD ($)
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-Average Useful Life - Years	15 years
Estimated Fair Values	$ 44